April 2, 2014

Securities and Exchange Commission

Via EDGAR

Re:    Principal Variable Contracts Funds, Inc.
File Nos. 02-35570, 811-01944
Interactive data files for previous 497 filing

Principal Variable Contracts Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on March 14, 2014 (SEC Accession No. 0000012601-14-000043).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document